Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	₩ 557,881	₩ 267,660
Acquisition (Disposal)	476,948	273,277
Share of net profit from associates and joint ventures	116,174	18,320
Others	137,426	(1,376)
Ending	1,288,429	557,881
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	170,155	163,975
Share of net profit from associates and joint ventures	16,702	12,205
Others	(7,922)	(6,025)
Ending	178,935	170,155
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning		134
Acquisition (Disposal)		(134)
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	50,936
Acquisition (Disposal)	0	50,000
Share of net profit from associates and joint ventures	(2,373)	(64)
Others	162	1,000
Ending	48,725	50,936
Others [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	112,328	44,293
Acquisition (Disposal)		28,400
Share of net profit from associates and joint ventures		34,298
Others		5,337
Ending		112,328
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	16,190	14,100
Acquisition (Disposal)	(5,700)
Share of net profit from associates and joint ventures	1,591	2,090
Ending	12,081	16,190
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	208,272	45,158
Acquisition (Disposal)	424,957	195,011
Share of net profit from associates and joint ventures	5,809	(30,209)
Others	192,699	(1,688)
Ending	831,737	208,272
KREALTYCR REITs No One Member [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	31,088
Share of net profit from associates and joint ventures	75,676
Others	(39,106)
Ending	67,658	31,088
Others [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	81,240
Acquisition (Disposal)	57,691
Share of net profit from associates and joint ventures	18,769
Others	(8,407)
Ending	₩ 149,293	₩ 81,240